Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash	$ 912,219	$ 1,970,719	$ 703,368
Accounts receivable and other receivables, net	15,785	123,686	163,329
Inventory	313,717	342,061	359,159
Prepaid expenses and other current assets	243,932	313,663	48,052
Total current assets	1,485,653	2,750,129	1,273,908
OTHER ASSETS:
Property and equipment, net	314,103	314,881	320,928
Right of use assets, net	82,751	101,621	153,404
Intangible assets, net	1,109,416	1,088,645	987,292
Goodwill	684,867	684,867	684,867
Security deposits	9,800	9,800	9,800
Total other assets	2,200,937	2,199,814	2,156,291
TOTAL ASSETS	3,686,590	4,949,943	3,430,199
CURRENT LIABILITIES:
Accounts payable	226,059	119,812	169,081
Accrued expenses	123,580	90,264	141,660
Accrued compensation	12,812	115,344	203,446
Due to related parties	428,233	421,623	405,554
Contract liabilities	26,742	83,768	84,670
Lease liabilities, current portion	54,599	63,115	68,522
Convertible note payable, net of discount			343,796
Total current liabilities	872,025	893,926	1,416,729
LONG-TERM LIABILITIES
Note payable	146,000	146,000	146,000
Lease liabilities, net of current portion	25,205	35,592	91,112
Total long-term liabilities	171,205	181,592	237,112
Total liabilities	1,043,230	1,075,518	1,653,841
SHAREHOLDERS’ EQUITY
Common stock	1,517	1,453	873
Additional paid-in capital	20,857,611	18,123,723	8,597,147
Accumulated deficit	(18,215,768)	(14,250,751)	(6,822,290)
Total shareholders’ equity	2,643,360	3,874,425	1,776,358
Total liabilities and shareholders’ equity	3,686,590	4,949,943	3,430,199
Series A Preferred Stock [Member]
SHAREHOLDERS’ EQUITY
Preferred stock, value			300
Series B Preferred Stock [Member]
SHAREHOLDERS’ EQUITY
Preferred stock, value			$ 328